Earnings per share - Basic and Diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss)/profit for the year attributable to equity holders of the parent
Continuing operations	€ (554)	€ (1,473)	€ (751)
Discontinued operations	214	(21)	(15)
Loss for the year - Basic	(340)	(1,494)	(766)
Adjustment relating to Alcatel Lucent American Depositary Shares			(8)
Total effect of profit adjustments			(8)
Continuing operations	(554)	(1,473)	(759)
Discontinued operations	214	(21)	(15)
Loss for the year - Diluted	€ (340)	€ (1,494)	€ (774)
Weighted average number of shares Basic and Diluted
Weighted average number of shares in issue	5,588,020	5,651,814	5,732,371
Total effect of dilutive equity-settled share-based incentive programs	24,457
Alcatel Lucent American Depositary Shares			8,746
Total effect of other dilutive-shares			8,746
Total effect of dilutive shares	24,457		8,746
Adjusted weighted average number of shares	5,588,020	5,651,814	5,741,117
Discontinued operations (in shares)	5,612,477	5,651,814	5,741,117
Earnings per share (Basic)
Continuing operations (in dollars per share)	€ (0.10)	€ (0.26)	€ (0.13)
Discontinued operations (in dollars per share)	0.04	0.00	0.00
Loss for the year (in dollars per share)	(0.06)	(0.26)	(0.13)
Earnings per share (Diluted)
Continuing operations (in dollars per share)	(0.10)	(0.26)	(0.13)
Discontinued operations (in dollars per share)	0.04	0.00	0.00
Loss for the year	€ (0.06)	€ (0.26)	€ (0.13)
Restricted Shares
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-settled share-based incentive programs	3,656
Performance Shares
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-settled share-based incentive programs	20,577
Stock Option
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-settled share-based incentive programs	224